Equity reserves and long-term incentive plan awards - disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Share $ / shares	Dec. 31, 2021 CAD ($) Share $ / shares
Disclosure of reserves within equity [abstract]
Number of options | Share	4,790,000	5,653,000
Weighted average exercise price | $ / shares	$ 0.66	$ 1.49
Weighted average risk-free interest rate	2.71%	0.54%
Weighted average volatility	57.94%	63.57%
Weighted average Black-Scholes value assigned | $	$ 0.3	$ 0.64